Investment Securities	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Investment Securities	Investment Securities
The amortized cost, gross unrealized gains and losses, and fair value of debt securities classified as available-for-sale at December 31, 2025 and 2024 were as follows:

	Total Amortized Cost	Gross Unrealized		Fair Value
(dollars in thousands)		Gains	Losses
December 31, 2025
U.S. Treasury	$4,949	$119	$—	$5,068
U.S. government-sponsored enterprises	5,001	31	(116)	4,916
Obligations of states and political subdivisions	121,569	28	(17,406)	104,191
Mortgage-backed securities	74,955	769	(4,227)	71,497
Other debt securities (1)	22,979	297	(325)	22,951
Bank issued trust preferred securities (1)	1,486	—	(170)	1,316
Total available-for-sale securities	$230,939	$1,244	$(22,244)	$209,939

December 31, 2024
U.S. Treasury	$4,937	$—	$(22)	$4,915
U.S. government and federal agency obligations	408	—	(7)	401
U.S. government-sponsored enterprises	13,020	11	(227)	12,804
Obligations of states and political subdivisions	125,559	7	(23,080)	102,486
Mortgage-backed securities	84,729	59	(6,678)	78,110
Other debt securities (1)	19,419	49	(781)	18,687
Bank issued trust preferred securities (1)	1,486	—	(237)	1,249
Total available-for-sale securities	$249,558	$126	$(31,032)	$218,652
(1) Certain hybrid instruments possessing characteristics typically associated with debt obligations.
The Company's investment securities are classified as available-for-sale. Agency bonds and notes, SBA-guaranteed loan certificates, residential and commercial agency mortgage-backed securities, and agency collateralized mortgage obligations include securities issued by the Government National Mortgage Association, a U.S. government agency, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the FHLB, which are U.S. government-sponsored enterprises.
Debt securities with carrying values aggregating approximately $101.5 million and $82.4 million at December 31, 2025 and December 31, 2024, respectively, were pledged to secure public funds, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.
The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2025, by contractual maturity are shown below. Accrued interest on investments totaled $1.5 million and $1.6 million at December 31, 2025 and December 31, 2024, respectively, and is included in the accrued interest receivable on the Company's Consolidated Balance Sheets. The total amount of accrued interest is excluded from the amortized cost basis of investments presented below. Further, the Company has elected not to measure an allowance for credit losses for accrued interest receivable. There were no past due or non-accrual available-for-sale securities at December 31, 2025 or 2024. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

	December 31, 2025
(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$1,090	$1,092
Due after one year through five years	16,988	16,808
Due after five years through ten years	38,315	36,500
Due after ten years	99,591	84,042
Total	155,984	138,442
Mortgage-backed securities	74,955	71,497
Total available-for-sale securities	$230,939	$209,939
Other Investment Securities
Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in FHLB stock and MIB stock, which do not have readily determinable fair values, are required for membership in those organizations. The other investment securities held by the Company as of December 31, 2025 and December 31, 2024 are shown in the table below.

	December 31,
(dollars in thousands)	2025	2024
FHLB stock	$5,759	$4,924
MIB stock	151	151
Equity securities with readily determinable fair values	66	74
Total other investment securities	$5,976	$5,149
Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2025 and December 31, 2024 were as follows:

	Less than 12 months		12 months or more		Total Fair Value	Total Unrealized Losses
(dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2025
U.S. government-sponsored enterprises	$—	$—	$1,884	$(116)	$1,884	$(116)
Obligations of states and political subdivisions	604	(1)	100,994	(17,405)	101,598	(17,406)
Mortgage-backed securities	848	(7)	30,172	(4,220)	31,020	(4,227)
Other debt securities	2,703	(72)	4,572	(253)	7,275	(325)
Bank issued trust preferred securities	—	—	1,316	(170)	1,316	(170)
Total	$4,155	$(80)	$138,938	$(22,164)	$143,093	$(22,244)

December 31, 2024
U.S. Treasury	$4,915	$(22)	$—	$—	$4,915	$(22)
U.S. government and federal agency obligations	—	—	401	(7)	401	(7)
U.S. government-sponsored enterprises	996	(5)	1,778	(222)	2,774	(227)
Obligations of states and political subdivisions	2,791	(163)	98,442	(22,917)	101,233	(23,080)
Mortgage-backed securities	37,759	(563)	33,612	(6,115)	71,371	(6,678)
Other debt securities	4,900	(58)	9,101	(723)	14,001	(781)
Bank issued trust preferred securities	—	—	1,249	(237)	1,249	(237)
Total	$51,361	$(811)	$144,583	$(30,221)	$195,944	$(31,032)
The total available-for-sale portfolio consisted of approximately 386 securities at December 31, 2025. The portfolio included 339 securities having an aggregate fair value of $143.1 million that were in a loss position at December 31, 2025. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer totaled $138.9 million at fair value at December 31, 2025. The $22.2 million aggregate unrealized loss included in accumulated other comprehensive loss at December 31, 2025 was caused by interest rate fluctuations.
The decline in fair value is attributable to changes in interest rates and not credit quality. In the absence of changes in credit quality of these investments, the fair value is expected to recover on all debt securities as they approach their maturity date or re-pricing date, or if market yields for such investments decline. The Company does not have the intent to sell these investments over the period of recovery, and it is not more likely than not that the Company will be required to sell such investment securities.
The following table presents the gross realized gains and losses from sales and calls of available-for-sale securities, as well as gains and losses on equity securities from fair value adjustments which have been recognized in earnings:

	For the year ended December 31,
(dollars in thousands)	2025	2024	2023
Available-for-sale securities:
Gross realized gains	$125	$—	$—
Gross realized losses	—	—	(11,562)
Other investment securities:
Fair value adjustments, net	(8)	(4)	32
Certificates of deposit:
Gross realized losses	—	—	(17)
Investment securities gains (losses), net	$117	$(4)	$(11,547)